Subsequent Events (Details) R in Millions					12 Months Ended
	Oct. 02, 2019 ZAR (R)	Oct. 02, 2019 USD ($)	Aug. 19, 2019 USD ($)	Jul. 26, 2019 ZAR (R)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2017 ZAR (R)	Oct. 02, 2019 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Amount drawn					R 1,522	R 6,937	R 699
Borrowings					5,915	5,614
Undrawn balance					R 1,277	R 845	R 2,142
Entering into significant debt agreement | US$400 million facility secured loan
Disclosure of non-adjusting events after reporting period [line items]
Term of facility			3 years
Extension term of facility			1 year
Amount drawn	R 76	$ 5,000,000
Borrowings	4,600							$ 300,000,000
Undrawn balance	R 1,400							$ 100,000,000
Entering into significant debt agreement | Revolving credit facility | US$400 million facility secured loan
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity | $			$ 200,000,000
Entering into significant debt agreement | Revolving credit facility | LIBOR | US$400 million facility secured loan
Disclosure of non-adjusting events after reporting period [line items]
Interest rate margin (as a percent)			2.90%
Entering into significant debt agreement | Term loan | US$400 million facility secured loan
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity | $			$ 200,000,000
Entering into significant debt agreement | Term loan | LIBOR | US$400 million facility secured loan
Disclosure of non-adjusting events after reporting period [line items]
Interest rate margin (as a percent)			3.05%
Occupational Lung Disease Working Group | Litigation settlement | Silicosis and tuberculosis class action suit
Disclosure of non-adjusting events after reporting period [line items]
Settlement amount awarded to other party				R 5,200